WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.7%
Alabama - 5.7%
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% until 10/1/23; 7.900%)	0.000%	10/1/50	$3,020,000	$3,086,259
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	400,000	447,260
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	1,120,000	1,320,793
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	3,000,000	3,576,690
Lower Alabama Gas District, Natural Gas Revenue, Series A	5.000%	9/1/46	1,000,000	1,528,500

Total Alabama				9,959,502

Alaska - 0.2%
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	250,000	305,328	(a)

Arizona - 3.7%
La Paz County, AZ, IDA Revenue, Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	1,000,000	1,132,540	(b)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	500,000	569,475	(b)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	190,000	213,385	(b)
Phoenix, AZ, IDA Revenue:
Basis School Inc., Refunding	5.000%	7/1/35	1,000,000	1,104,720	(b)
Great Hearts Academies, Refunding	5.000%	7/1/41	1,200,000	1,339,308
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/37	1,500,000	2,189,025

Total Arizona				6,548,453

California - 10.5%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	601,070
Anaheim, CA, Public Financing Authority Lease Revenue, Series A, Refunding	5.000%	5/1/46	2,000,000	2,208,900
California State Community Housing Agency, Essential Housing Revenue, Stoneridge Apartments, Series A	4.000%	2/1/56	500,000	546,795	(b)(c)(d)
California State CSCDA Community Improvement Authority, Essential Housing Revenue, Series A	4.000%	8/1/56	500,000	554,155	(d)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report	1

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	$500,000	$604,460	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	200,000	240,376	(a)
California State PCFA Water Furnishing Revenue, San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	700,000	848,428	(b)
California Statewide CDA Revenue:
Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	500,000	513,640	(b)
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	360,000	368,518	(b)
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	700,000	731,073
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	500,000	554,325
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	100,000	112,578	(b)
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bond, Series A, BAM	4.000%	12/1/50	750,000	875,782
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series B	6.500%	11/1/39	1,000,000	1,674,460
Series C	7.000%	11/1/34	2,000,000	3,215,900
Series C	6.500%	11/1/39	2,000,000	3,348,920
Redding, CA, Redevelopment Agency, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/29	600,000	602,052
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	620,000	658,093
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	200,000	254,090

Total California				18,513,615

Colorado - 3.4%
Aristation Metropolitan District, CO, GO, Convertible Unlimited & Special Revenue, Refunding and Improvements	5.000%	12/1/38	500,000	537,350

See Notes to Schedule of Investments.

2	Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-2	4.000%	8/1/49	$500,000	$568,680
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	150,000	169,443
North Range, CO, Metropolitan District #2, GO, Series A, Refunding	5.625%	12/1/37	500,000	530,290
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.125%	11/15/23	2,625,000	2,877,394
Regional Transportation Authority, CO, Denver Transit Partners Eagle P3 Project, Series A, Refunding	4.000%	7/15/34	200,000	243,768
Solaris, CO, Metropolitan District #3, GO, Subordinate Limited Tax, Series B	7.000%	12/15/46	500,000	521,465
Village Metropolitan District, CO, Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	544,555

Total Colorado				5,992,945

Connecticut - 1.2%
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	621,750
Transportation Infrastructure, Series A	5.000%	5/1/38	550,000	716,496
Connecticut State, GO, Series A	4.000%	4/15/37	600,000	718,092

Total Connecticut				2,056,338

District of Columbia - 1.2%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/42	2,000,000	2,093,460
Ingleside Rock Creek Project, Series A	4.125%	7/1/27	100,000	101,916

Total District of Columbia				2,195,376

Florida - 3.4%
Broward County, FL, Port Facilities Revenue:
Senior Bonds, Series B	4.000%	9/1/44	1,250,000	1,436,137	(a)
Senior Bonds, Series B	4.000%	9/1/49	500,000	570,480	(a)
Florida State Development Finance Corp.,
Educational Facilities Revenue:
Mater Academy Projects, Series A	5.000%	6/15/40	650,000	753,369
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	250,000	284,663	(b)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	215,000	242,342	(b)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report	3

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Florida State Mid-Bay Bridge Authority Revenue, Series A, Refunding	5.000%	10/1/28	$500,000	$586,405
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	650,000	804,947	(a)
Palm Beach County, FL, Health Facilities Authority Revenue:
Sinai Residences Boca Raton Project, Series A	7.500%	6/1/49	400,000	434,512
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	350,000	371,116
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	285,000	3	*(e)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	657,252	578,381	*(e)

Total Florida				6,062,355

Georgia - 0.3%
Georgia State Municipal Electric Authority Power Revenue, Project One Subordinated, Series A	5.000%	1/1/45	250,000	319,240
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/43	150,000	183,576

Total Georgia				502,816

Illinois - 13.1%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	500,000	594,580
Chicago, IL, Board of Education, GO, Series C, Refunding, AGM	5.000%	12/1/32	250,000	314,970
Chicago, IL, GO:
Series A	5.000%	1/1/44	500,000	586,885
Series A, Refunding	5.000%	1/1/28	500,000	614,150
Series A, Refunding	6.000%	1/1/38	300,000	365,490
Series C, Refunding	5.000%	1/1/25	500,000	573,045
Series D, Refunding	5.500%	1/1/34	1,250,000	1,414,400
Chicago, IL, Motor Fuel Tax Revenue, Refunding, AGM	5.000%	1/1/32	1,000,000	1,091,740
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series G	5.000%	1/1/42	500,000	592,845	(a)
Series A, Refunding	5.000%	1/1/31	1,500,000	1,734,000	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	1,000,000	1,167,070
Second Lien, Series A, Refunding	5.000%	12/1/55	500,000	621,135

See Notes to Schedule of Investments.

4	Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series B, Refunding	5.000%	1/1/38	$500,000	$600,490
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	500,000	631,730
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	1,260,000	1,575,214
Illinois State Finance Authority, Revenue, Franciscan Communities Inc.:
Series A, Refunding	5.250%	5/15/47	130,000	144,712	(f)
Series A, Refunding	5.250%	5/15/47	870,000	915,266
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	250,000	323,388
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AGM	5.000%	4/1/28	100,000	125,696
Illinois State, GO:
Series 2006	5.500%	1/1/30	300,000	387,708
Series 2016, Refunding	5.000%	2/1/26	250,000	293,935
Series 2016, Refunding	5.000%	2/1/29	300,000	355,794
Series A, Refunding	5.000%	10/1/29	1,100,000	1,345,773
Series A, Refunding	5.000%	10/1/30	550,000	667,744
Series B, Refunding	5.000%	9/1/27	400,000	485,880
Series D	5.000%	11/1/27	1,400,000	1,682,030
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	350,000	403,616
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	1,000,000	1,096,700
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	250,000	298,778
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	750,000	920,400
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	930,000	1,197,784

Total Illinois				23,122,948

Indiana - 1.7%
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	200,000	224,268

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report	5

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - (continued)
Private Activity Ohio River Bridges East End Crossing Project, Series A	5.000%	7/1/48	$2,000,000	$2,143,240	(a)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	500,000	567,365	(a)

Total Indiana				2,934,873

Kentucky - 1.9%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	1,500,000	1,753,980	(c)(g)
Series C	4.000%	6/1/25	1,400,000	1,599,374	(c)(g)

Total Kentucky				3,353,354

Louisiana - 1.2%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	700,000	824,887
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	560,615
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	250,000	259,992	(c)(g)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	400,000	419,624	(c)(g)

Total Louisiana				2,065,118

Maryland - 2.4%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	350,000	392,966
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	400,000	454,332	(a)
Maryland State Health & Higher EFA Revenue:
Frederick Health System	4.000%	7/1/40	300,000	352,581
Mercy Medical Center, Refunding	6.250%	7/1/31	3,000,000	3,070,020

Total Maryland				4,269,899

Massachusetts - 0.5%
Massachusetts State DFA Revenue:
Wellforce Issue, Series A, Refunding	5.000%	7/1/36	500,000	610,015
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	250,000	299,025

Total Massachusetts				909,040

Michigan - 1.0%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	250,000	284,610
Michigan State Finance Authority Limited Obligation Revenue:
Higher Education, Thomas M Cooley Law School Project, Refunding	6.000%	7/1/24	210,000	218,413	(b)

See Notes to Schedule of Investments.

6	Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	$230,000	$242,284	(b)
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	400,000	461,776
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	100,000	116,408
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	100,000	123,555
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	250,000	306,125	(a)

Total Michigan				1,753,171

Missouri - 2.0%
Missouri State HEFA Revenue, Senior Living Facilities:
Lutheran Senior Services	6.000%	2/1/41	500,000	501,655
Lutheran Senior Services, Refunding	5.000%	2/1/44	750,000	806,745
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	2,000,000	2,170,240

Total Missouri				3,478,640

Nebraska - 2.0%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/42	3,340,000	3,567,521

Nevada - 0.5%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	300,000	322,197	(b)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	500,000	531,690	(b)

Total Nevada				853,887

New Jersey - 9.2%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating, Series A, Refunding	5.000%	12/1/24	350,000	369,971	(a)
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,500,000	1,665,090	(a)
Transit Transportation Project, Series A	5.000%	11/1/32	1,500,000	1,912,995

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report	7

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	$125,000	$146,328	(a)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	100,000	122,558
New Jersey State Higher Education, Student Assistance Authority Revenue, Subordinated, Series 1B	5.000%	12/1/44	640,000	685,158	(a)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/32	4,720,000	5,521,173
Transportation Program, Series AA	5.000%	6/15/46	1,000,000	1,208,230
Transportation System, Series A, Refunding	5.000%	12/15/28	1,000,000	1,285,840
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/29	1,250,000	1,640,350
Salem County, NJ, PCFA Revenue, Chambers Project, Series A, Refunding	5.000%	12/1/23	1,445,000	1,525,284	(a)
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	150,000	185,143

Total New Jersey				16,268,120

New Mexico - 0.4%
Santa Fe, NM, Retirement Facilities Revenue:
EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	250,000	273,163
EL Castillo Retirement Residences Project, Series B	2.625%	5/15/25	400,000	400,844

Total New Mexico				674,007

New York - 5.4%
Brookhaven, NY, Local Development Corp., Long Island Community Hospital Project, Series A	5.000%	10/1/34	735,000	954,280
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2	5.000%	11/15/24	100,000	113,664
Green Bonds, Series A-2	5.000%	5/15/30	400,000	503,544	(c)(g)
Green Bonds, Series D	4.000%	11/15/49	250,000	286,103
Green Bonds, Series D-1	5.000%	11/15/43	250,000	313,413
Green Bonds, Series E, Refunding	5.000%	11/15/30	250,000	326,972
Green Bonds, Series E, Refunding	4.000%	11/15/45	250,000	287,520
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	300,000	349,677

See Notes to Schedule of Investments.

8	Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	$1,205,000	$1,309,040	(b)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Subordinated, Series B, Refunding	4.000%	1/1/50	750,000	871,552
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	750,000	897,232	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	292,353	(a)
John F. Kennedy Terminal 4 International Airport Project, Series C, Refunding	4.000%	12/1/42	500,000	602,015
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	300,000	339,054	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	500,000	566,540	(a)
Port Authority of New York & New Jersey Revenue, Series 221	4.000%	7/15/55	750,000	866,025	(a)
Troy Capital Resource Corp., NY, Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	500,000	578,820

Total New York				9,457,804

North Carolina - 0.3%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/47	500,000	572,285

Ohio - 1.4%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/48	250,000	290,513
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	800,000	932,888
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	350,000	388,237	(a)(c)(g)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	700,000	782,369	(a)

Total Ohio				2,394,007

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report	9

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oklahoma - 0.3%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.250%	11/1/31	$143,075	$715	*(e)
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	557,980

Total Oklahoma				558,695

Oregon - 0.8%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/37	500,000	546,805
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community, Series A, Refunding	5.000%	11/15/51	725,000	770,595

Total Oregon				1,317,400

Pennsylvania - 4.6%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	350,000	412,174
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds, Series 2018	5.000%	6/1/33	200,000	251,846
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries 2015, Refunding	5.000%	1/1/28	45,000	53,108	(f)
Diakon Lutheran Social Ministries 2015, Refunding	5.000%	1/1/28	305,000	344,931
Erie County, PA, Convention Center Authority Guaranteed Hotel Revenue, County Guaranty, Refunding	5.000%	1/15/36	750,000	870,390
Lancaster, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	500,000	570,730
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B, Refunding	5.000%	6/1/39	3,170,000	3,727,413
Philadelphia, PA, Authority for IDR:
A String Theory Charter School Project	5.000%	6/15/40	400,000	466,912
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	500,000	618,030
Discovery Charter School Project	6.250%	4/1/37	500,000	517,375
Lease Revenue, Refunding	5.000%	10/1/30	250,000	323,842

Total Pennsylvania				8,156,751

See Notes to Schedule of Investments.

10	Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - 2.3%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	$240,000	$216,290
CAB, Restructured, Series A-1	0.000%	7/1/46	210,000	66,455
CAB, Restructured, Series A-1	0.000%	7/1/51	1,800,000	413,874
Restructured, Series A-1	4.550%	7/1/40	50,000	56,127
Restructured, Series A-1	5.000%	7/1/58	1,220,000	1,391,056
Restructured, Series A-2	4.329%	7/1/40	330,000	365,571
Restructured, Series A-2A	4.550%	7/1/40	1,380,000	1,549,091

Total Puerto Rico				4,058,464

Tennessee - 0.4%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/30	250,000	310,170
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	400,000	461,468	(c)(g)

Total Tennessee				771,638

Texas - 10.6%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A	5.000%	12/1/46	200,000	223,280
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	500,000	569,220
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	4.000%	1/1/50	500,000	576,625
City of Austin, TX, Airport System Revenue, Series B	5.000%	11/15/37	500,000	631,905	(a)
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Series B, Step bond (0.000% until 10/1/28; 5.500%)	0.000%	10/1/35	1,500,000	1,766,835
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	1,000,000	1,018,580	(a)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	20,000	23,665	(a)
Series 2017	5.000%	11/1/36	20,000	23,530	(a)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	5,000,000	5,103,700

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report	11

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/46	$100,000	$100,702
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/51	150,000	150,347
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series B	5.000%	7/1/46	150,000	110,372
New Hope, Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue:
MRC Crestview, Refunding	5.000%	11/15/36	550,000	586,404
Westminster Manor Project, Refunding	5.000%	11/1/40	1,000,000	1,110,130
New Hope, Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing Stephenville II LLC, Tartleton State University Project, Series A	5.000%	4/1/39	1,165,000	1,312,873	(f)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	700,000	821,576
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	760,000	909,492
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Series 2012	5.000%	12/15/28	1,500,000	1,648,095
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	1,000,000	1,149,790	(a)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	500,000	568,255	(a)
Willacy County, TX, Jail Public Facilities Corp. Project Revenue	7.500%	11/1/25	290,000	262,801

Total Texas				18,668,177

U.S. Virgin Islands - 1.4%
Virgin Islands Public Finance Authority Revenue, Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	2,400,000	2,412,960

Utah - 0.8%
Utah Infrastructure Agency, Telecommunication Revenue, Series A	5.250%	10/15/33	550,000	671,137

See Notes to Schedule of Investments.

12	Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - (continued)
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	$350,000	$430,948
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	289,298

Total Utah				1,391,383

Virginia - 2.6%
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	250,000	298,437	(a)
Series B, Refunding	5.000%	7/1/45	300,000	356,052	(a)
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	400,000	470,620
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	200,000	246,106
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.250%	1/1/32	1,000,000	1,052,670	(a)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.500%	1/1/42	2,000,000	2,097,580	(a)

Total Virginia				4,521,465

Washington - 0.4%
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	250,000	301,915	(c)(g)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	250,000	319,660

Total Washington				621,575

Wisconsin - 1.9%
Public Finance Authority, WI, Limited Obligation Pilot Revenue:
American Dream @ Meadowlands Project, Series 2017	5.000%	12/1/27	250,000	251,133	(b)
American Dream @ Meadowlands Project, Series 2017	7.000%	12/1/50	250,000	251,040	(b)
Public Finance Authority, WI, Revenue:
Carmelite System Inc., Obligated Group, Series 2020	5.000%	1/1/40	100,000	117,374
Celanese Project, Series B, Refunding	5.000%	12/1/25	550,000	648,928	(a)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report	13

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - (continued)
Church Home of Hartford Inc. Project, Refunding	5.000%	9/1/38	$250,000	$260,797	(b)
Public Finance Authority, WI, Student Housing Revenue:
Appalachian State University Project, Series A, AGM	4.000%	7/1/45	600,000	667,326
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	1,000,000	1,168,230

Total Wisconsin				3,364,828

TOTAL MUNICIPAL BONDS (Cost - $155,214,564)				173,654,738

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST(h) - 1.2%
New York - 1.2%
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Bidding Group 3, Series E, Refunding (Cost - $2,060,847)	4.000%	3/15/41	1,740,000	2,069,935

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $157,275,411)				175,724,673

SHORT-TERM INVESTMENTS - 0.9%
MUNICIPAL BONDS - 0.9%
Mississippi - 0.2%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series A	0.010%	12/1/30	375,000	375,000	(i)(j)

Texas - 0.7%
Gulf Coast, TX, IDA Revenue, ExxonMobil Project	0.010%	11/1/41	1,200,000	1,200,000	(i)(j)

TOTAL MUNICIPAL BONDS (Cost - $1,575,000)				1,575,000

			SHARES
MONEY MARKET FUNDS - 0.0%††
Dreyfus Government Cash Management, Institutional Shares (Cost - $52,249)	0.030%		52,249	52,249

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,627,249)				1,627,249

TOTAL INVESTMENTS - 100.8% (Cost - $158,902,660)				177,351,922

TOB Floating Rate Notes - (0.7)%				(1,305,000)
Other Liabilities in Excess of Other Assets - (0.1)%				(18,107)

TOTAL NET ASSETS - 100.0%				$176,028,815

See Notes to Schedule of Investments.

14	Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	The coupon payment on this security is currently in default as of January 31, 2021.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report	15

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
GO	— General Obligation
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PFA	— Public Facilities Authority

At January 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	2	3/21	$428,645	$409,438	$19,207

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

16	Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income exempt from federal income taxes. The Fund seeks to achieve its investment objective by investing primarily in intermediate and long-term municipal debt securities issued by state and local governments. However, the Fund may invest in municipal obligations of any maturity.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

17

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

18

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$173,654,738	—	$173,654,738
Municipal Bonds Deposited in
Tender Option Bond Trust	—	2,069,935	—	2,069,935

Total Long-Term Investments	—	175,724,673	—	175,724,673

Short-Term Investments†:
Municipal Bonds	—	1,575,000	—	1,575,000
Money Market Funds	$52,249	—	—	52,249

Total Short-Term Investments	52,249	1,575,000	—	1,627,249

Total Investments	$52,249	$177,299,673	—	$177,351,922

Other Financial Instruments:
Futures Contracts	$19,207	—	—	$19,207

Total	$71,456	$177,299,673	—	$177,371,129

†	See Schedule of Investments for additional detailed categorizations.

19